UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Capital Growth Fund
(formerly DWS Capital Growth Fund)
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 18.8%
Auto Components 0.9%
BorgWarner, Inc.	223,390	14,562,794
Hotels, Restaurants & Leisure 3.7%
Brinker International, Inc. (a)	318,344	15,487,436
Las Vegas Sands Corp.	245,293	18,696,232
Norwegian Cruise Line Holdings Ltd.* (a)	129,624	4,109,081
Starwood Hotels & Resorts Worldwide, Inc.	231,747	18,729,792

		57,022,541
Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	86,703	28,159,400
Expedia, Inc. (a)	99,890	7,867,337

		36,026,737
Media 3.2%
Twenty-First Century Fox, Inc. "A" (a)	750,326	26,373,959
Walt Disney Co. (a)	276,537	23,710,282

		50,084,241
Specialty Retail 4.8%
Dick's Sporting Goods, Inc.	315,331	14,681,812
GNC Holdings, Inc. "A"	162,590	5,544,319
Home Depot, Inc.	428,267	34,672,496
L Brands, Inc.	354,083	20,770,509

		75,669,136
Textiles, Apparel & Luxury Goods 3.9%
NIKE, Inc. "B"	472,774	36,663,624
VF Corp. (a)	392,964	24,756,732

		61,420,356
Consumer Staples 10.2%
Beverages 2.3%
PepsiCo., Inc.	394,370	35,233,016
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	217,216	25,014,595
Whole Foods Market, Inc. (a)	423,269	16,350,881

		41,365,476
Food Products 4.0%
Hillshire Brands Co.	233,531	14,548,982
Mead Johnson Nutrition Co.	241,660	22,515,462
Mondelez International, Inc. "A"	668,441	25,140,066

		62,204,510
Personal Products 1.3%
Estee Lauder Companies, Inc. "A"	276,790	20,554,425
Energy 5.1%
Energy Equipment & Services 2.3%
Halliburton Co.	509,142	36,154,174
Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc.	128,389	15,003,539
Noble Energy, Inc.	175,777	13,615,686
Pioneer Natural Resources Co. (a)	66,798	15,350,848

		43,970,073
Financials 5.8%
Capital Markets 2.8%
Affiliated Managers Group, Inc.*	96,257	19,771,188
Ameriprise Financial, Inc.	111,457	13,374,840
Charles Schwab Corp.	402,103	10,828,634

		43,974,662
Consumer Finance 1.4%
Discover Financial Services	340,352	21,095,017
Diversified Financial Services 0.8%
Intercontinental Exchange, Inc.	69,070	13,047,323
Real Estate Investment Trusts 0.8%
Crown Castle International Corp. (REIT)	174,125	12,930,522
Health Care 15.1%
Biotechnology 7.1%
Celgene Corp.* (a)	403,830	34,680,920
Cepheid, Inc.* (a)	256,623	12,302,507
Gilead Sciences, Inc.* (a)	362,160	30,026,685
Medivation, Inc.* (a)	204,747	15,781,899
NPS Pharmaceuticals, Inc.* (a)	566,082	18,709,010

		111,501,021
Health Care Equipment & Supplies 2.2%
CareFusion Corp.*	432,310	19,172,948
St. Jude Medical, Inc.	215,972	14,956,061

		34,129,009
Health Care Providers & Services 3.0%
Express Scripts Holding Co.* (a)	368,092	25,519,818
McKesson Corp.	94,641	17,623,101
Premier, Inc. "A"*	113,317	3,286,193

		46,429,112
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	191,851	22,638,418
Pharmaceuticals 1.3%
Allergan, Inc.	60,641	10,261,670
Bristol-Myers Squibb Co.	219,001	10,623,739

		20,885,409
Industrials 12.0%
Aerospace & Defense 2.3%
Boeing Co.	188,377	23,967,206
TransDigm Group, Inc.	74,743	12,501,514

		36,468,720
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	94,873	11,234,861
Electrical Equipment 1.9%
AMETEK, Inc.	451,540	23,606,511
Regal-Beloit Corp.	83,571	6,565,338

		30,171,849
Industrial Conglomerates 1.9%
General Electric Co.	348,657	9,162,706
Roper Industries, Inc.	134,708	19,668,715

		28,831,421
Machinery 3.8%
Dover Corp. (a)	190,589	17,334,069
Parker Hannifin Corp.	227,012	28,542,219
SPX Corp.	121,027	13,096,332

		58,972,620
Road & Rail 1.4%
Norfolk Southern Corp.	208,008	21,431,064
Information Technology 26.9%
Communications Equipment 1.3%
Ciena Corp.*	156,882	3,398,064
Palo Alto Networks, Inc.*	197,851	16,589,806

		19,987,870
Internet Software & Services 6.4%
Facebook, Inc. "A"*	371,164	24,975,626
Google, Inc. "A"*	56,970	33,308,650
Google, Inc. "C"*	57,373	33,005,539
LinkedIn Corp. "A"*	50,523	8,663,179

		99,952,994
IT Services 3.6%
Accenture PLC "A" (a)	109,859	8,881,001
Cognizant Technology Solutions Corp. "A"*	176,476	8,631,441
Sabre Corp.* (a)	145,637	2,920,022
Visa, Inc. "A" (a)	168,791	35,565,952

		55,998,416
Semiconductors & Semiconductor Equipment 1.6%
Avago Technologies Ltd. (a)	146,232	10,538,940
NXP Semiconductor NV*	107,105	7,088,209
Xilinx, Inc.	146,383	6,925,380

		24,552,529
Software 7.8%
Intuit, Inc.	146,815	11,823,012
Microsoft Corp.	842,920	35,149,764
Oracle Corp.	706,167	28,620,948
Salesforce.com, Inc.* (a)	124,575	7,235,316
Solera Holdings, Inc.	132,493	8,896,905
Splunk, Inc.* (a)	147,073	8,137,549
VMware, Inc. "A"* (a)	230,225	22,288,082

		122,151,576
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	887,470	82,472,587
Western Digital Corp.	159,626	14,733,480

		97,206,067
Materials 5.0%
Chemicals 4.2%
Ecolab, Inc.	218,623	24,341,485
LyondellBasell Industries NV "A"	229,422	22,403,058
Monsanto Co.	149,800	18,686,052

		65,430,595
Containers & Packaging 0.8%
Ball Corp.	208,044	13,040,198
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	99,404	4,915,528

Total Common Stocks (Cost $1,019,321,323)		1,551,244,280

	Principal Amount ($)	Value ($)

Convertible Bond 0.5%
Information Technology
Workday, Inc., 1.5%, 7/15/2020 (Cost $7,313,859)	6,135,000	8,071,359

	Shares	Value ($)

Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $235,180,626)	235,180,626	235,180,626
Cash Equivalents 0.9%
Central Cash Management Fund, 0.06% (b) (Cost $13,615,126)	13,615,126	13,615,126

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,275,430,934) †	115.6	1,808,111,391
Other Assets and Liabilities, Net	(15.6)	(243,353,588)

Net Assets	100.0	1,564,757,803

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,277,281,043.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $530,830,348.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $541,192,703 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,362,355.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $227,413,744, which is 14.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,551,244,280	$—	$—	$1,551,244,280
Convertible Bond(d)	—	8,071,359	—	8,071,359
Short-Term Investments(d)	248,795,752	—	—	248,795,752
Total	$1,800,040,032	$8,071,359	$—	$1,808,111,391

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014